Financial Instruments Risk - Gross Contractual Obligations (Details) - Liquidity risk $ in Thousands	Mar. 31, 2026 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	$ 81,108
≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	60,335
Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	14,264
Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	5,170
> 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	1,339
Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	50,592
Accounts payable and accrued liabilities | ≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	50,592
Accounts payable and accrued liabilities | Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	0
Accounts payable and accrued liabilities | Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	0
Accounts payable and accrued liabilities | > 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	0
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	27,721
Lease liabilities | ≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	6,948
Lease liabilities | Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	14,264
Lease liabilities | Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	5,170
Lease liabilities | > 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	1,339
Capital commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	2,795
Capital commitments | ≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	2,795
Capital commitments | Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	0
Capital commitments | Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	0
Capital commitments | > 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual obligations	$ 0